Management’s statement and basis of preparation and presentation of the consolidated financial statements (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Managements Statement And Basis Of Preparation And Presentation Of Consolidated Financial Statements
Profit	R$ 1,670,755	R$ 2,957,174	R$ 1,828,254
current liabilities and assets	2,229,118
Shareholders? equity	R$ 25,397,365	R$ 25,107,106	R$ 23,182,745	R$ 22,431,818